Other disclosures - Additional information (Detail) £ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 USD ($)
Other Disclosures [Line Items]
Capital commitments	$ 2,562.0		$ 2,641.0
Contractual capital commitments	500.0		500.0
Contingent liabilities indemnities and other performance guarantees	522.0		552.0
Simandou [member]
Other Disclosures [Line Items]
Contractual payments	10.5
United Kingdoms Financial Conduct Authority (FCA) [Member]
Other Disclosures [Line Items]
Financial penalty	36.4	£ 27.4
Joint ventures [Member]
Other Disclosures [Line Items]
Capital commitments	$ 153.0		$ 29.0